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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10381

Registrant Name:	PIMCO New York Municipal Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2009

Date of Reporting Period:	July 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO New York Municipal Income Fund Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

NEW YORK MUNICIPAL BONDS & NOTES—81.3%
$3,265	Albany Industrial Dev. Agcy. Civic Fac. Rev., 5.30%, 4/1/29, Ser. A	Baa3/NR	$3,161,238
1,600	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%, 11/15/36	NR/NR	1,405,664
	Liberty Dev. Corp. Rev.,
1,150	5.50%, 10/1/37	Aa3/AA-	1,203,188
11,290	Goldman Sachs Headquarters, 5.25%, 10/1/35 (h)	Aa3/AA-	11,403,691
1,000	Long Island Power Auth. Electric System Rev., 5.375%, 5/1/33, Ser. L, (Pre-refunded @ $100, 5/1/11) (b)(c)	Aaa/AAA	1,075,060
	Metropolitan Transportation Auth. Rev., Ser. A,
6,040	5.00%, 7/1/25 (FGIC)	A1/AA-	6,118,762
8,150	5.00%, 7/1/30 (AMBAC)	Aaa/AAA	8,198,411
1,375	5.125%, 1/1/29	A1/AA-	1,387,760
1,500	Monroe Tobacco Asset Securitization Corp. Rev., 6.375%, 6/1/35, (Pre-refunded @ $101, 6/1/10) (c)	Aaa/AAA	1,624,770
1,600	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,576,592
	New York City, GO, Ser. J,
2,595	5.125%, 5/15/29 (MBIA)	Aaa/AAA	2,614,488
1,205	5.125%, 5/15/29, (Pre-refunded @ $101, 5/15/09) (MBIA)(c)	Aaa/AAA	1,250,344
5	5.25%, 6/1/28	Aa3/AA	5,087
	New York City Industrial Dev. Agcy. Rev.,
1,000	Liberty Interactive Corp., 5.00%, 9/1/35	Baa3/BB	857,420
1,820	Vaughn College Aeronautics, 5.25%, 12/1/36, Ser. B	NR/BB+	1,474,946
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
7,605	4.75%, 6/15/31, Ser. A (FGIC)	Aa2/AA+	7,337,228
5,000	5.125%, 6/15/33, Ser. C	Aa2/AA+	5,056,350
5,000	5.25%, 6/15/25, Ser. D	Aa2/AA+	5,140,200
1,650	New York City Transitional Finance Auth. Rev., 4.75%, 11/15/23	Aa1/AAA	1,656,864
	New York Cntys. Tobacco Trust II Rev.,
8,000	5.625%, 6/1/35	Ba1/BBB	7,421,200
13,130	5.75%, 6/1/43	Ba1/BBB	12,028,656
1,000	Niagara Falls Public Water Auth., Water & Sewer System Rev., 5.00%, 7/15/34, Ser. A (MBIA)	Aaa/AAA	1,011,750
	Port Auth. of New York & New Jersey Rev., Ser. 132,
3,000	5.00%, 9/1/29	Aa3/AA-	3,042,690
4,300	5.00%, 9/1/38	Aa3/AA-	4,327,821
4,515	Sachem Central School Dist. of Holbrook, GO, 5.00%, 10/15/30, Ser. B (MBIA)	Aaa/AAA	4,941,622
	State Dormitory Auth. Rev.,
	Augustana Lutheran Home for the Aged, Inc. (MBIA-FHA),
95	5.40%, 2/1/31	Aaa/AAA	97,857
1,435	5.50%, 2/1/41	Aaa/AAA	1,476,873
1,500	Hospital Center, 5.00%, 7/1/26, Ser. A	Ba2/BB	1,400,595
3,850	Lenox Hill Hospital, 5.50%, 7/1/30	Ba2/NR	3,740,083
	Mental Health Services Facs. Improvement, Ser. D (MBIA)(c),
15	4.75%, 2/15/25, (Pre-refunded @ $100, 8/15/08)	Aaa/AAA	15,013
5	4.75%, 2/15/25, (Pre-refunded @ $101, 8/15/08)	Aaa/AAA	5,004
1,825	Mount Sinai Health, 6.50%, 7/1/25, Ser. A	Baa1/NR	1,891,010
7,000	NY & Presbyterian Hospital, 4.75%, 8/1/27 (AMBAC-FHA)	Aaa/AAA	7,015,890
445	NY Univ., 5.50%, 7/1/21, Ser. 2 (AMBAC)	Aaa/AAA	467,984
2,900	Orange Regional Medical Center, 6.25%, 12/1/37	Ba1/NR	2,854,499
4,000	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	3,976,800

PIMCO New York Municipal Income Fund Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	State Urban Dev. Corp. Rev., Correctional Facs.,
$3,975	4.75%, 1/1/28, Ser. B, (Pre-refunded @ $101, 1/1/09) (AMBAC)(c)	Aaa/AAA	$4,066,147
	Triborough Bridge & Tunnel Auth. Rev., Ser. A,
1,500	5.00%, 1/1/27	Aa2/AA-	1,515,825
755	5.00%, 1/1/32	Aa2/AA-	758,715
1,225	Ulster Cnty. Industrial Dev. Agcy. Rev., 6.00%, 9/15/37, Ser. A	NR/NR	1,107,057
2,945	Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital, 5.00%, 12/1/27, Ser. C (FSA)	Aaa/AAA	3,025,045

	Total New York Municipal Bonds & Notes (cost—$127,175,478)		130,033,167

OTHER MUNICIPAL BONDS & NOTES—8.0%
	California—0.9%
2,000	Tobacco Securitization Agcy. Rev., Los Angeles Cnty., zero coupon, 6/1/28	Baa3/NR	1,455,260

	Louisiana—0.4%
750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	656,587

	Nevada—3.3%
5,500	Truckee Meadows Water Auth. Rev., 4.75%, 7/1/31, Ser. A (MBIA)	Aaa/AAA	5,241,390

	Puerto Rico—3.4%
3,100	Aqueduct & Sewer Auth. Rev., 6.00%, 7/1/38, Ser. A	Baa3/BBB-	3,224,186
1,500	Commonwealth Highway & Transportation Auth. Rev., 5.25%, 7/1/38, Ser. D, (Pre-refunded @ $100, 7/1/12)(c)	Baa3/AAA	1,610,295
	Electric Power Auth. Power Rev., Ser. NN, (Pre-refunded @ $100, 7/1/13) (c),
105	5.125%, 7/1/29	A3/BBB+	114,754
395	5.125%, 7/1/29	A3/AAA	432,636

			5,381,871

	Total Other Municipal Bonds & Notes (cost—$13,015,715)		12,735,108

NEW YORK VARIABLE RATE NOTES (a)(d)(e)(f)—1.4%
2,172	New York City Transitional Finance Auth. Rev., 15.02%, 11/1/23, Ser. 362 (cost—$1,976,589)	Aa1/NR	2,237,784

OTHER VARIABLE RATE NOTES (f)—0.8%
	Puerto Rico—0.8%
1,300	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost—$1,352,889)	Ba1/BBB-	1,325,025

NEW YORK VARIABLE RATE DEMAND NOTES (f)(g)—8.5%
	Long Island Power Auth. Electric System Rev.,
1,700	1.59%, 5/1/33, Ser. 3A	VMIG1/A-1+	1,700,000
1,200	3.00%, 12/1/29, Ser. H (FSA)	VMIG1/A-1+	1,200,000
6,100	New York City Transitional Finance Auth. Rev., 0.95%, 5/1/28, Ser. C	VMIG1/A-1+	6,100,000
3,400	New York City, GO, 1.00%, 8/1/28, Ser. J	VMIG1/A-1+	3,400,000
1,200	State Dormitory Auth. Rev., Cornell Univ., 1.20%, 7/1/37, Ser. C	VMIG1/A-1+	1,200,000

	Total New York Variable Rate Demand Notes (cost—$13,600,000)		13,600,000

	Total Investments (cost—$157,120,671)—100.0%		$159,931,084

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, are valued at the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $3,562,809, representing 2.23% of total investments.

(b)	Illiquid security.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on July 31, 2008.

(f)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2008.

(g)	Maturity date shown is date of next put.

(h)	Residual Interest Bonds held in trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
Other Investments:
(1) Futures contracts outstanding at July 31, 2008:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000)	Date	Depreciation

Short: U.S. Treasury Bond Futures	(285)	$(32,918)	9/19/08	$(59,530)

The Fund pledged $529,000, in cash as collateral for futures contracts.

Fair Value Measurements–Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.
The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices	$—	$(59,530)
Level 2 - Other Significant Observable Inputs	159,931,084	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$159,931,084	$(59,530)

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO New York Municipal Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: September 25, 2008
By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial &
Accounting Officer
Date: September 25, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: September 25, 2008
By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date September 25, 2008